Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Logistics) (Detail) - Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics) - MXN ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	$ 582,923	$ (612,906)
Storage terminals
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	582,923	(582,923)
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	0	(58,816)
Land and transport (white pipelines)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment), net	$ 0	$ 28,833